Business combination - Schedule of Purchase Price Allocation Digital Clues LTD (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 11, 2021
Business Acquisition [Line Items]
Goodwill	$ 26,829	$ 26,829
Digital Clues LTD
Business Acquisition [Line Items]
Net assets			$ (890)
Fair Value			3,524
Goodwill			17,366
Total			20,000
Digital Clues LTD | Core technology
Business Acquisition [Line Items]
Fair Value			3,347
Digital Clues LTD | Customer relationship
Business Acquisition [Line Items]
Fair Value			$ 177